EMPLOYEE BENEFIT PLANS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Contribution Plan Disclosure [Line Items]
Amount of employer contributions into the defined contribution retirement benefits schemes	$ 36,310	$ 32,041	$ 26,688
Maximum [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan employee vesting period from date of employment	10 years